Share Based Compensation Expenses (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																	11 Months Ended	12 Months Ended
	Jun. 30, 2024 CNY (¥) shares	Dec. 29, 2023 shares	Jun. 30, 2023 CNY (¥) shares	Dec. 20, 2022 shares	Nov. 30, 2022 shares	Aug. 31, 2022 shares	Aug. 13, 2022 shares	Jun. 30, 2022 CNY (¥) shares	Jun. 01, 2022 CNY (¥) shares	May 31, 2022 CNY (¥) shares	May 31, 2021 CNY (¥) shares	Apr. 01, 2021	Sep. 01, 2020 $ / shares shares	Aug. 13, 2020 $ / shares shares	Apr. 25, 2018 $ / shares shares	Apr. 25, 2017 shares	May 31, 2022 shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 CNY (¥) $ / shares shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares	Apr. 23, 2018 shares
Share Based Compensation Expenses [Line Items]
Share based compensation expenses | ¥																		¥ 27,757		¥ 191,632		¥ 291,429
Shares option granted						70,000												4,217,652	4,217,652	3,375,000	3,375,000	2,298,000
Weighted average grant date fair value (in Dollars per share) | $ / shares																			$ 0.39		$ 3.77		$ 2.56
Amount recognized as deemed dividend																						¥ (10,365)
Unrecognized share-based compensation expenses (in Yuan Renminbi) | ¥	¥ 38,162		¥ 119,847					¥ 227,395										¥ 38,162		¥ 119,847		¥ 227,395	$ 227,395
Expected to be recognized over a weighted-average period	1 year 11 months 26 days		1 year 5 months 15 days					2 years 4 months 20 days
Restricted shares																63,000,200
Granted restricted shares															20,353,910
Price per share (in Dollars per share) | $ / shares															$ 0.0001
Repurchase shares														1,640,444				4,681,353	4,681,353
Fair value of ordinary shares (in Dollars per share) | $ / shares														$ 0.49
Restriction of ordinary shares held by the founder description																		In November 2020, these options were approved by the board to be exercised as 600,000 Class A ordinary shares, and the Founder agreed with Witty network to classify 150,000, out of the 600,000 Class A ordinary shares as additional Restricted Shares, with 50% of these shares vested on August 13, 2021 and 2022 respectively. In addition, the Founder further agreed with Witty network that 410,111 Class B ordinary shares of the previously granted Restricted Shares were vested immediately, while the remaining 13,510,660 Class B ordinary shares, being the unvested Restricted Shares, were also modified with 50% vested on August 13, 2021 and 2022 respectively. Such modification did not have any material impact on the fair value of these share options.	In November 2020, these options were approved by the board to be exercised as 600,000 Class A ordinary shares, and the Founder agreed with Witty network to classify 150,000, out of the 600,000 Class A ordinary shares as additional Restricted Shares, with 50% of these shares vested on August 13, 2021 and 2022 respectively. In addition, the Founder further agreed with Witty network that 410,111 Class B ordinary shares of the previously granted Restricted Shares were vested immediately, while the remaining 13,510,660 Class B ordinary shares, being the unvested Restricted Shares, were also modified with 50% vested on August 13, 2021 and 2022 respectively. Such modification did not have any material impact on the fair value of these share options.
Unvested restricted shares														13,920,770
Founder Co [Member]
Share Based Compensation Expenses [Line Items]
Vesting percentage															25.00%
Minimum [Member]
Share Based Compensation Expenses [Line Items]
Weighted average grant date fair value (in Dollars per share) | $ / shares																			$ 0.53		$ 3.8		$ 3.08
Restricted share percentage																25.00%
Minimum [Member] | Founder [Member]
Share Based Compensation Expenses [Line Items]
Vesting percentage															25.00%
Maximum [Member]
Share Based Compensation Expenses [Line Items]
Weighted average grant date fair value (in Dollars per share) | $ / shares																			$ 1.2		$ 3.93		3.87
Restricted share percentage																75.00%
Maximum [Member] | Founder [Member]
Share Based Compensation Expenses [Line Items]
Vesting percentage															75.00%
2018 WN Plan [Member]
Share Based Compensation Expenses [Line Items]
Minimum aggregate of issued shares											21,717,118																22,317,118
Share based compensation options vested rate												25.00%					25.00%
Incremental fair value of option											14,358,812
Fair value of the modified awards | ¥											¥ 253,673
incremental vested fair value (in Yuan Renminbi) | ¥											¥ 35,617
2021 Plan [Member]
Share Based Compensation Expenses [Line Items]
Minimum aggregate of issued shares										21,717,118							21,717,118
Share based compensation options vested rate						25.00%
Fair value of the modified awards																		¥ 7,460	$ 17,224
incremental vested fair value (in Yuan Renminbi) | ¥										¥ 117,520
Addition number of ordinary shares				16,523,627
Shares option granted					3,305,000													7,190,000	7,190,000
Employees [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expenses | ¥																		¥ 27,757		¥ 191,583
Share option held by employee																		230,577	230,577	274,500	274,500
Weighted average exercise price (in Dollars per share) | $ / shares																									$ 0.66	$ 0.61
Weighted average remaining contractual years																		8 years 2 months 23 days	8 years 2 months 23 days	8 years 11 months 1 day	8 years 11 months 1 day
Options were vested and exercisable	144,382		141,750															144,382		141,750
Vested weighted average exercise price (in Dollars per share) | $ / shares																									$ 0.69	$ 0.55
Weighted average remaining contractual years																		8 years 10 days	8 years 10 days	8 years 11 months 1 day	8 years 11 months 1 day
Aggregate intrinsic value of the outstanding options (in Yuan Renminbi) | ¥	¥ 49		¥ 4,364															¥ 49		¥ 4,364
Aggregate intrinsic value of exercisable options (in Yuan Renminbi) | ¥	¥ 11		¥ 2,319															11		¥ 2,319
Employees [Member] | 2021 Plan [Member]
Share Based Compensation Expenses [Line Items]
Shares option granted		57,791								510,500
Restricted Stock [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expenses | ¥									¥ 71
Shares option granted
Weighted average grant date fair value (in Dollars per share) | $ / shares
Price per share (in Dollars per share) | $ / shares														$ 1.18
Repurchase shares														1,640,444
Vested share option							6,755,330
Unvested restricted shares								6,755,330	75,000													6,755,330	6,755,330	13,660,660
Founder [Member]
Share Based Compensation Expenses [Line Items]
Price per share (in Dollars per share) | $ / shares													$ 0.85
Predecessors [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expenses																						¥ 100,988
Executive Officer [Member] | 2021 Plan [Member]
Share Based Compensation Expenses [Line Items]
Fair value of the modified awards | ¥																		¥ 6,449
Shares option granted																		500,000	500,000
Predecessors to Employees [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expenses																						¥ 100,629
Founder Co [Member]
Share Based Compensation Expenses [Line Items]
Restricted ordinary shares															13,036,792
Founder [Member]
Share Based Compensation Expenses [Line Items]
Granted restricted shares															55,683,082
Vested share option													600,000